Document and Entity Information	Jun. 19, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001634997
Document Type	8-K/A
Document Period End Date	Jun. 19, 2023
Entity Registrant Name	Avangrid, Inc.
Entity Incorporation State Country Code	NY
Entity File Number	001-37660
Entity Tax Identification Number	14-1798693
Entity Address, Address Line One	180 Marsh Hill Road
Entity Address, City or Town	Orange
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06477
City Area Code	(207)
Local Phone Number	629-1190
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	AGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Avangrid, Inc., filed June 20, 2023 (“Original Form 8-K”). This Form 8-K/A is being filed to correct a typographical error. No other changes were made to the Original Form 8-K. Accordingly, Item 8.01 is amended by restating it in its entirety. References to the Exhibits in this Form 8-K/A are references to the Exhibits filed with the Original Form 8-K and incorporated by reference herein.